FINANCIAL INSTRUMENTS - Narrative investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
True sales of receivables	$ 4,700	$ 5,300
Payables with early payment discount	$ 3,100	$ 2,800
Number of working days over which stock market prices are observed	90 days
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of assets [line items]
Notional amount	$ 660